Document and Entity information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Deutsche Bank Aktiengesellschaft
Entity Central Index Key	0001159508
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false